BlackRock 60/40 Target Allocation ETF V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security Shares Value
Affiliated Investment Companies
Debt Funds — 1.8%
iShares 10-20 Year Treasury Bond ETF
(a)
... 53,034 $ 7,138,907
Equity Funds — 63.5%
(a)
iShares Core S&P 500 ETF ............ 203,118 92,152,605
iShares Core S&P Small-Cap ETF
(b)
....... 91,544 9,875,767
iShares ESG Aware MSCI EM ETF
(b)
...... 298,552 10,965,815
iShares ESG Aware MSCI USA ETF
(b)
..... 618,112 62,645,651
iShares Global Tech ETF
(b)
............. 105,093 6,096,445
iShares MSCI EAFE Growth ETF
(b)
....... 147,743 14,223,219
iShares MSCI EAFE Value ETF
(b)
......... 554,181 27,853,137
iShares MSCI USA Min Vol Factor ETF ..... 76,888 5,964,202
iShares MSCI USA Value Factor ETF ...... 56,185 5,875,265
iShares U.S. Energy ETF
(b)
............. 175,692 7,189,317
242,841,423
Security Shares Value
Fixed Income Funds — 34.5%
(a)
iShares Commodities Select Strategy ETF .. 322,496 $ 12,915,965
iShares Core Total USD Bond Market ETF
(b)
. 1,316,126 65,319,333
iShares Fallen Angels USD Bond ETF
(b)
.... 400,789 11,125,903
iShares TIPS Bond ETF ............... 76,719 9,556,886
iShares U.S. Treasury Bond ETF ......... 1,322,876 32,952,841
131,870,928
Short-Term Securities — 12.6%
(a)(c)
BlackRock Liquidity Funds,T -Fund, Institutional
Class, 0.21% ..................... 1,430,054 1,430,054
SL Liquidity Series, LLC, Money Market Series,
0.42%
(d)
........................ 46,663,390 46,649,390
48,079,444
Total Affiliated Investment Companies — 112.4%
(Cost: $407,565,744) .............................. 429,930,702
Liabilities in Excess of Other Assets — (12.4) % ............ (47,579,273)
Net Assets — 100.0% ............................... $ 382,351,429
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,571,351 $ — $ (141,297) $ — $ — $ 1,430,054 1,430,054 $ 15 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 65,412,403 (18,756,817) — (12,478) 6,282 46,649,390 46,663,390 27,040
(b)
—
iShares 10-20 Year Treasury Bond
ETF .................. — 7,634,588 (19,993) (732) (474,956) 7,138,907 53,034 20,068 —
iShares Commodities Select
Strategy ETF ........... 8,805,154 1,843,720 (317,671) 6,695 2,578,067 12,915,965 322,496 — —
iShares Core S&P 500 ETF .... 62,598,260 31,140,738 (208,154) 86,395 (1,464,634) 92,152,605 203,118 299,093 —
iShares Core S&P Small-Cap ETF 13,677,189 467,318 (3,300,635) 1,013,955 (1,982,060) 9,875,767 91,544 15,439 —
iShares Core Total USD Bond
Market ETF ............ 52,794,288 16,619,508 (179,470) (1,178) (3,913,815) 65,319,333 1,316,126 188,740 —
iShares ESG Aware MSCI EM
ETF .................. 9,058,310 2,671,699 (30,206) 1,499 (735,487) 10,965,815 298,552 — —
iShares ESG Aware MSCI USA
ETF .................. 62,644,474 3,863,725 (162,401) 59,168 (3,759,315) 62,645,651 618,112 197,660 —
iShares Fallen Angels USD Bond
ETF .................. 18,507,614 654,878 (6,888,678) (158,964) (988,947) 11,125,903 400,789 72,311 —
iShares Global Financials ETF
(c)
. 7,557,184 220,493 (7,415,585) (336,578) (25,514) — — — —
iShares Global Tech ETF ..... 10,403,170 293,155 (3,442,325) (65,688) (1,091,867) 6,096,445 105,093 — —
iShares MSCI EAFE Growth ETF 28,047,960 921,642 (10,786,762) 2,020,759 (5,980,380) 14,223,219 147,743 — —
iShares MSCI EAFE Value ETF . 29,916,341 1,243,188 (3,118,236) (46,341) (141,815) 27,853,137 554,181 — —
iShares MSCI USA Min Vol Factor
ETF .................. 5,959,337 258,934 (15,259) (643) (238,167) 5,964,202 76,888 20,509 —
iShares MSCI USA Value Factor
ETF .................. 12,125,335 360,689 (6,056,993) 1,921,266 (2,475,032) 5,875,265 56,185 40,521 —
iShares TIPS Bond ETF ...... 20,717,349 562,467 (11,078,464) (336,265) (308,201) 9,556,886 76,719 50,221 —
iShares U.S. Energy ETF ..... 5,687,184 405,939 (833,950) 218,862 1,711,282 7,189,317 175,692 56,870 —
iShares U.S. Treasury Bond ETF 34,208,322 1,482,759 (440,052) (7,886) (2,290,302) 32,952,841 1,322,876 59,315 —
$ 4,361,846 $ (21,574,861) $ 429,930,702 $ 1,047,802 $ —
— —

BlackRock 60/40 Target Allocation ETF V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Glossary of Terms Used in this Report
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Affiliated Investment Companies ................................ $ 381,851,258 $ — $ — $ 381,851,258
Short-Term Securities ....................................... 1,430,054 — — 1,430,054
$ 383,281,312 $ — $ — $ 383,281,312
Inv estments Valued at NAV
(a)
..................................... 46,649,390
$ —
$ 429,930,702
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.